UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street
         Suite 2000
         Baltimore, MD  21201

13F File Number:  028-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

 /s/    Jeremy Anagnos, CFA     Baltimore, MD/USA     May 09, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $934,219 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    32924   422277 SH       SOLE                   187156        0   235121
AMERICAN CAMPUS CMNTYS INC     COM              024835100    42968  1302075 SH       SOLE                   602957        0   699118
AVALONBAY CMNTYS INC           COM              053484101    51512   428982 SH       SOLE                   187784        0   241198
BOSTON PROPERTIES INC          COM              101121101     4969    52389 SH       SOLE                    33189        0    19200
BROOKDALE SR LIVING INC        COM              112463104    21140   755003 SH       SOLE                   376348        0   378655
BROOKFIELD PPTYS CORP          COM              112900105    32316  1823754 SH       SOLE                   900558        0   923196
CAMDEN PPTY TR                 SH BEN INT       133131102    31856   560650 SH       SOLE                   236250        0   324400
CORESITE RLTY CORP             COM              21870Q105    10751   678765 SH       SOLE                   317437        0   361328
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    25820   714471 SH       SOLE                   295618        0   418853
DIAMONDROCK HOSPITALITY CO     COM              252784301    41671  3730682 SH       SOLE                  1758544        0  1972138
DIGITAL RLTY TR INC            COM              253868103    65000  1117992 SH       SOLE                   519429        0   598563
DUKE REALTY CORP               COM NEW          264411505    34068  2431706 SH       SOLE                  1105615        0  1326091
DUPONT FABROS TECHNOLOGY INC   COM              26613q106    15760   649927 SH       SOLE                   363728        0   286199
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380t105     2674    57122 SH       SOLE                    22300        0    34822
EQUITY ONE                     COM              294752100    16632   886130 SH       SOLE                   359972        0   526158
ESSEX PPTY TR INC              COM              297178105     7576    61099 SH       SOLE                    42529        0    18570
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    30044   368373 SH       SOLE                   159535        0   208838
FIRST POTOMAC RLTY TR          COM              33610f109      448    28500 SH       SOLE                    23400        0     5100
GENERAL GROWTH PPTYS INC NEW   COM              370023103    39925  2579185 SH       SOLE                  1068867        0  1510318
HCP INC                        COM              40414l109      234     6180 SH       SOLE                        0        0     6180
HEALTH CARE REIT INC           COM              42217k106    60184  1147689 SH       SOLE                   527998        0   619691
HERSHA HOSPITALITY TR          SH BEN INT A     427825104    20855  3510988 SH       SOLE                  1583972        0  1927016
HOSPITALITY PPTYS TR           COM SH BEN INT   44106m102      828    35800 SH       SOLE                    31200        0     4600
HOST HOTELS & RESORTS INC      COM              44107p104     4469   253813 SH       SOLE                     5016        0   248797
HYATT HOTELS CORP              COM CL A         448579102    12686   294751 SH       SOLE                   132873        0   161878
KITE RLTY GROUP TR             COM              49803t102    13616  2564322 SH       SOLE                  1120839        0  1443483
LTC PPTYS INC                  COM              502175102      402    14200 SH       SOLE                    12100        0     2100
MARRIOTT INTL INC NEW          CL A             571903202    18119   509260 SH       SOLE                   257519        0   251741
PROLOGIS                       SH BEN INT       743410102    42951  2687818 SH       SOLE                  1164051        0  1523767
PUBLIC STORAGE                 COM              74460d109    33148   298878 SH       SOLE                   133556        0   165322
SIMON PPTY GROUP INC NEW       COM              828806109    90400   843600 SH       SOLE                   368752        0   474848
SL GREEN RLTY CORP             COM              78440x101    39905   530654 SH       SOLE                   241187        0   289467
TAUBMAN CTRS INC               COM              876664103    22505   420030 SH       SOLE                   190530        0   229500
VORNADO RLTY TR                SH BEN INT       929042109    65863   752721 SH       SOLE                   313912        0   438809